POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective August 31, 2013, the RAFI® Bonds US High Yield 1-10 Index and the RAFI® Bonds US Investment Grade 1-10 Index (each, an "Underlying Index"), the respective underlying index for the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio are changing their methodologies. The name of each Underlying Index and the manner by which each is constructed (except as noted below) will not change. Therefore, on that date, the Prospectus is revised as follows:

•  On page 35, the second and third sentences of the first paragraph in the section titled "PowerShares Fundamental High Yield® Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" are deleted and replaced with the following:

The Underlying Index is comprised of U.S. dollar-denominated bonds that are registered with the SEC or that are Rule 144A securities that provide for registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon high-yield corporate bonds qualify for inclusion in the Underlying Index.

•  On page 40, the second and third sentences of the first paragraph in the section titled "PowerShares Fundamental Investment Grade Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" are deleted and replaced with the following:

The Underlying Index is comprised of U.S. dollar-denominated bonds that are registered with the SEC or that are Rule 144A securities that provide for registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon investment grade corporate bonds qualify for inclusion in the Underlying Index.

•  On page 91, the first and second sentences in the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—RAFI® Bonds US High Yield 1-10 Index" are deleted and replaced with the following:

The Underlying Index for PowerShares Fundamental High Yield® Corporate Bond Portfolio is comprised of U.S. dollar-denominated bonds that are registered with the SEC or that are Rule 144A securities that provide for registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon high-yield corporate bonds qualify for inclusion in the Underlying Index.

•  On page 92, the first and second sentences in the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—RAFI® Bonds US Investment Grade 1-10 Index" are deleted and replaced with the following:

The Underlying Index for PowerShares Fundamental Investment Grade Corporate Bond Portfolio is comprised of U.S. dollar-denominated bonds that are registered with the SEC or that are Rule 144A securities that provide for registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon investment grade corporate bonds qualify for inclusion in the Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-7 082313

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2013 TO THE STATEMENT
OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

Effective August 31, 2013, the RAFI® Bonds US High Yield 1-10 Index and the RAFI® Bonds US Investment Grade 1-10 Index (each, an "Underlying Index"), the respective underlying index for the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio are changing their methodologies. The name of each Underlying Index and the manner by which each is constructed (except as noted below) will not change. Therefore, on that date, the Statement of Additional Information is revised as follows:

•  On page 105, the section titled "Management—Index Providers—The RAFI® Bonds US High Yield 1-10 Index" is deleted and replaced with the following:

The RAFI® Bonds US High Yield 1-10 Index

The RAFI® Bonds US High Yield 1-10 Index is comprised of U.S. dollar-denominated bonds that are registered with the SEC or that are Rule 144A securities that provide for registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon high-yield corporate bonds qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States, are excluded from the Underlying Index.

•  On page 105, the section titled "Management—Index Providers—The RAFI® Bonds US Investment Grade 1-10 Index" is deleted and replaced with the following:

The RAFI® Bonds US Investment Grade 1-10 Index

The RAFI® Bonds US Investment Grade 1-10 Index is comprised of U.S. dollar-denominated bonds that are registered with the SEC or that are Rule 144A securities that provide for registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon investment grade corporate bonds qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States, are excluded from the Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-6 082313